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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
2/9/09

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:     $94,164,061.85 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 12/31/2008

(ITEM 1)                        (ITEM 2)     (ITEM 3)  (ITEM 4)      (ITEM 5)         (ITEM 6)      (ITEM 7)        (ITEM 8)
                                                                              INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)

NAME                            TITLE                  FAIR          SHARES OR              SHARED
OF                              OF           CUSIP     MARKET        PRINCIPAL SOLE  SHARED OTHER           SOLE    SHARED  NONE
ISSUER                          CLASS        NUMBER    VALUE         AMOUNT    (A)   (B)    (C)     MGR     (A)     (B)     (C)
----------------------          ------       --------- ------------- --------- ----- -----  -----   ---     ------- ------- ------
PROCTER & GAMBLE                common stock 742718109  5,219,898.38    84,464    X             X            79,957          4,507
JOHNSON & JOHNSON               common stock 478160104  4,935,614.13    82,492    X             X            77,484          5,008
EXXON MOBIL CORP                common stock 30231G102  4,894,601.64    61,309    X             X            57,686          3,623
NOVARTIS AG - ADR               common stock 66987V109  4,737,375.19    95,261    X             X            90,962          4,299
UNITED TECHNOLOGIES CORP        common stock 913017109  4,617,950.23    86,113    X             X            81,847          4,266
HEWLETT PACKARD CO              common stock 428236103  4,427,496.34   122,042    X             X           116,471          5,571
MICROSOFT CORP                  common stock 594918104  4,103,518.58   210,575    X             X           198,144         12,431
ABBOTT LABS                     common stock 002824100  4,063,872.93    76,218    X             X            72,437          3,781
INTEL CORPORATION               common stock 458140100  4,022,235.38   273,946    X             X           257,779         16,167
WELLS FARGO CO                  common stock 949746101  3,824,438.10   129,937    X             X           122,349          7,588
AFLAC                           common stock 001055102  3,608,982.06    78,764    X             X            75,264          3,500
MEDTRONIC                       common stock 585055106  3,563,354.48   113,367    X             X           108,277          5,090
AT&T INC                        common stock 00206R102  3,388,104.97   118,676    X             X           108,362         10,314
PEPSICO INC                     common stock 713448108  3,368,541.15    61,469    X             X            58,351          3,118
BECTON DICKINSON                common stock 075887109  3,363,100.09    49,181    X             X            46,937          2,244
WAL-MART STORES                 common stock 931142103  3,240,381.31    57,655    X             X            53,603          4,052
CVS/ CAREMARK CORPORATION       common stock 126650100  3,199,719.73   111,252    X             X           107,138          4,114
AUTOMATIC DATA PROCESSING       common stock 053015103  3,115,658.06    79,145    X             X            75,946          3,199
COCA-COLA CO                    common stock 191216100  2,525,632.72    55,736    X             X            51,921          3,815
EATON CORP                      common stock 278058102  2,420,619.00    48,644    X             X            46,338          2,306
COLGATE-PALMOLIVE CO            common stock 194162103  2,364,814.96    34,521    X             X            33,001          1,520
CONOCOPHILLIPS     COM          common stock 20825C104  2,350,085.28    45,264    X             X            42,364          2,900
LOWES COS INC                   common stock 548661107  2,134,065.92    98,837    X             X            92,552          6,285
3M COMPANY                      common stock 88579Y101  1,819,361.97    31,587    X             X            30,025          1,562
GENERAL ELECTRIC                common stock 369604103  1,809,495.22   111,461    X             X            97,372         14,089
TARGET CORP                     common stock 87612E106  1,730,406.44    50,044    X             X            47,822          2,222
BANK NEW YORK MELLON CORP       common stock 064058100  1,716,443.90    60,770    X             X            57,622          3,148
DISNEY WALT PRODUCTIONS         common stock 254687106  1,696,165.22    74,586    X             X            70,952          3,634
SPDR TR            UNIT SER 1   common stock 78462F103    654,691.20     7,255    X                           7,255              -
PFIZER INC                      common stock 717081103    350,392.35    19,785    X             X            11,700          8,085
MCDONALDS CORP                  common stock 580135101    348,885.90     5,610    X             X             5,000            610
INTERNATIONAL BUSINESS MACHINES common stock 459200101    296,159.04     3,519    X             X             3,000            519
CAPITAL TRUST - CL A            common stock 14052H506    252,000.00    70,000    X                          70,000              -


TOTAL                                                  94,164,061.85 2,609,485
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